Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ 5,652	$ 17,323	$ (26,921)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
(Reversal of provision) provision on accounts receivables & other current assets	1,120	15	(501)
Depreciation of property and equipment	19	403	424
Amortization of right of use asset	104	850	928
Loss on disposal of property and equipment		70	7
Loss on repurchase of convertible notes		600
Deferred income tax (benefits) expenses	(991)	84	783
Interest expense related to debt discount		770	700
Share-based compensation expenses	2,436	4	6,817
Gain on debt settlement			(176)
Non-employee share-based compensation expenses		47	952
Loss on additional compensation to HHE			5,400
Gain on cancellation of shares compensation to HHE		(5,950)
Gain on disposal of subsidiaries	(21,212)	(12,564)
Gain on debt forgiveness		(4,748)
Gain on reversal of accrued liabilities	(10,452)
Loss related to equity financing			14,156
Unrealized loss on trading securities	830
Realized gain on sale of securities	(1,104)
Changes in operating assets and liabilities, net of the effects of an acquisition:
Accounts receivable	4,710	(3,723)	1,128
Inventories	29	1,496	679
Prepaid expenses and other current assets	(393)	(656)	351
Short term investments	(4,617)
Accounts payable	(4,833)	4,137	(218)
Accrued expenses and other payables	(290)	(1,306)	(5,501)
Advances from customers and contract liabilities	1,201	1,299	(2,699)
Amounts due to related parties	6		(3)
Deferred revenues		(8)
Long-term payable			(417)
Income tax payable	(49)	(161)	208
Unrecognized tax benefit			(1,990)
Lease liabilities	(65)	(751)	(896)
Net cash used in operating activities	(27,899)	(2,769)	(6,789)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(37)	(114)	(250)
Receipt of time deposit from banks	2,686
Investment in time deposit		(3,377)	(2,060)
Receipt of time deposit from banks		3,496
Proceeds from disposal of subsidiaries	22,490
Proceeds from disposal of HHE		9,890
Additional compensation payment to a former subsidiary			(2,700)
Net cash (used in) generated from investing activities	25,139	9,895	(5,010)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank and other borrowings			424
Repayments of short-term bank and other borrowings	(411)
Proceeds from issuance of convertible notes			1,418
Repurchase of convertible notes		(4,050)
Net cash generated from (used in) financing activities	(411)	(4,050)	1,842
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	2,228	(591)	(307)
Net (decrease) increase in cash and cash equivalents and restricted cash	(943)	2,485	(10,264)
Cash and cash equivalents and restricted cash at the beginning of year	3,558	1,073	11,337
Cash and cash equivalents and restricted cash at the end of year	2,615	3,558	1,073
Less: cash and cash equivalents and restricted cash of discontinued operations at the end of year		1,500	247
Cash and cash equivalents and restricted cash of continuing operations at the end of year	2,615	2,058	826
Reconciliation of cash and cash equivalents and restricted cash of the continuing operations
Cash and cash equivalents of continuing operations at the end of year	2,615	2,032	800
Restricted cash of continuing operations at the end of year		26	26
Total cash and cash equivalents and restricted cash of continuing operations	2,615	2,058	826
Reconciliation of cash and cash equivalents and restricted cash of the discontinued operations
Cash and cash equivalents of discontinued operations at the end of year		1,500	247
Restricted cash of discontinued operations at the end of year
Total cash and cash equivalents and restricted cash of discontinued operations		1,500	247
Supplemental disclosures of cash flow information:
Interest paid	(44)	(301)	(281)
Interest received	460	9	51
Income tax paid		(101)
Cash paid included in the measurement of lease liabilities	(304)	(843)	(881)
Supplemental schedule of non-cash activities:
Conversion of convertible notes			500
Issuance of shares for increase in subscription receivable			11,136
Cancellation of shares for decrease in subscription receivable		9,423
Debt settlements by issuance of ordinary shares			$ 1,321